Fair Value of Financial Assets and Liabilities - Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities (Detail) - At fair value [member] - Level 3 [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ (900)	¥ 16,092
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	1,134	41,152
Net interest income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	1,865	1,855
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	705	909
Net trading income (loss) [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	7,043	(6,455)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	8,850	4,625
Net income (loss) from financial assets and liabilities at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	(9,808)	20,692
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held	¥ (8,421)	¥ 35,618